Related Party Transactions - Remuneration of key management (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions
Short-term remuneration & compensation	€ 751	€ 480	€ 1,425	€ 951
Post-employment benefits	14	6	35	11
Share based payment	229	97	554	329
Total	€ 994	€ 583	€ 2,014	€ 1,291